Note 11 - Income Taxes - Reconciliation of Effective Income Tax Rate (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Federal statutory income tax rate	21.00%	21.00%	21.00%
Permanent differences		0.80%	(0.30%)
Other credit		2.30%	3.20%
Other		(0.70%)	(0.30%)
Change in valuation allowance		(23.40%)	(23.60%)
Effective Income Tax Rate Reconciliation, Percent		0.00%	0.00%